SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Accounting Policies [Line Items]
Trust liabilities	$ 4,448	$ 1,555
Shipping expenses	4,496	2,863	3,945
Advertising expenses	1,011	1,252	859
Warranty term	provides product warranties for periods between twelve to eighteen months at no extra charge
Research and development expenses	3,055	3,375	3,249
Restricted cash held by trustees	1,664	1,549
Convertible debt fair value		13,937
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	6,833,367	5,750,076	3,794,561
Fair value asset hedging instrument	$ 1,363
Short-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	1.13%	1.29%
Long-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	2.23%	0.47%